Accounts receivable	12 Months Ended
Dec. 31, 2022
Accounts receivable
Accounts receivable

7.           Accounts receivable

a.           The balance of accounts receivable is as follows:

	December 31,
	2022		2021		2020
Receivables	Ps.	1,278,510	Ps.	1,106,002	Ps.	854,402
Allowance for doubtful accounts (note 7 b.)		(12,400)		(20,332)		(20,759)
	Ps.	1,266,110	Ps.	1,085,670	Ps.	833,643

Accounts receivables represent principally the passenger charges (TUA) paid by each passenger (other than diplomats, infants, and transit passengers) using the airports operated by the Company. These TUA are collected by airlines and subsequently paid to the Company. As of December 31, 2022, 2021 and 2020, amounts receivable for passenger charges amounted to Ps.1,130,427, Ps.952,522 and Ps.658,269, respectively.

The Company’s management considers that the carrying amount of accounts receivable approximates its fair value given their short-term nature. No interest income is generated by any short-term account receivable. As of December 31, 2022, 2021 and 2020, the balance of the allowance for doubtful accounts was Ps.12,400, Ps.20,332 and Ps.20,759, respectively.

The following tables set forth a percentage of the principal customers that compose the accounts receivable (before allowance for doubtful accounts) as well as the revenues generated from the Company’s principal customers, which may represent a potential credit risk for the Company if the counterparty had financial and operating difficulties that would prevent them from being able to settle amounts due to the Company.

	December 31,
	2022	2021	2020
	%	%	%
Accounts receivable:
Aeroenlaces Nacionales, S. A. de C. V.	31.3	35.8	33.0
Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V.	27.0	24.0	28.1
Aerolitoral, S. A. de C. V.	9.0	8.8	9.0
Aerovías de México, S. A. de C.V.	11.9	10.4	4.7

	Year ended December 31,
	2022	2021	2020
	%	%	%
Revenues by client:
Aerolitoral, S. A. de C. V.	6.9	8.1	10.5
Aeroenlaces Nacionales, S. A. de C. V.	27.6	28.5	21.0
ABC Aerolíneas, S. A. de C. V.	—	—	4.2
Concesionaria Vuela Compañía de Aviación, S. A. P. I. de C. V.	20.1	19.3	17.4
Aerovías de México, S. A. de C. V.	8.3	6.8	4.7

On June 30, 2020, Grupo Aeromexico, S.A.B. de C.V. and certain of its subsidiaries, including Aerolitoral, S.A. de C.V. and Aerovias de Mexico, S.A. de C.V. entered into reorganization proceedings under Chapter 11 of the U.S. Bankruptcy Law. On March 17, 2022, Grupo Aeromexico, S.A.B. de C.V. and its subsidiaries completed their financial restructuring process as the reorganization plan came into effect.

As of December 31, 2022 and 2021, and the date of issuance of the financial statements, both Aerolitoral, S.A. de C.V. and Aerovias de Mexico, S.A. de C.V. are substantially current in their payments with the Company and continue to operate the Company's Airports.

During the last quarter of 2020, ABC Aerolíneas, S.A. de C.V. ceased operating at the Company's Airports. The amount of accounts receivable from this customer at December 31, 2022 and 2021, is not material.

b.           The changes in the allowance for doubtful accounts are as follows:

	December 31,
	2022		2021		2020

Beginning balance	Ps.	20,332	Ps.	20,759	Ps.	8,992
Increase		4,711		646		18,342
Cancellation		(12,643)		—		(5,542)
Write-off		—		(1,073)		(1,033)
Ending balance	Ps.	12,400	Ps.	20,332	Ps.	20,759

The write-off of doubtful accounts is recognized once the Company has exhausted all means for collection of the account.

The movements in the estimate for customer impairment in 2022, with the expected loss model used by the Company, are presented below:

	Airports		Others		Total

Gross book value	Ps.	1,213,857	Ps.	52,253	Ps.	1,266,110
Collateral		1,419,109		29,363		1,448,472

Probability of default in range		0% - 100%		0% - 100%
Loss due to default range		0% - 100%		0% - 100%
Beginning balance of impairment of account receivable	Ps.	16,894	Ps.	3,438	Ps.	20,332
Increase in the provision		4,195		516		4,711
Write-off		(9,084)		(3,559)		(12,643)
Ending balance	Ps.	12,005	Ps.	395	Ps.	12,400